UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): 	[   ]  is a restatement.
					[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Chicago Asset Management Company
Address:	70 West Madison Street
		56th Floor
		Chicago, IL  60602

13F File Number:  28-1560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Donna L. Minnich
Title:	Executive Vice President
Phone:	312-372-2800
Signature, Place, and Date of Signing:

	Donna L. Minnich		Chicago, Illinois		April 20, 2000

Report Type (Check only one.):
[ X	]	13F HOLDINGS REPORT.
[	]	13F NOTICE.
[	]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:	$956,893



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T CORP                   Com              001957109    39419   700000 SH       SOLE                   555500            144500
ABBOTT LABS                    Com              002824100    30501   866800 SH       SOLE                   689100            177700
AETNA LIFE & CAS CO            Com              008117103    35151   633350 SH       SOLE                   503050            130300
ALLSTATE CORP.                 Com              020002101    33635  1412500 SH       SOLE                  1115100            297400
BANK OF AMERICA CORP           Com              060505104    32673   623089 SH       SOLE                   495333            127756
BANK ONE CORP                  Com              06423A103    36724  1064455 SH       SOLE                   846811            217644
BELL ATLANTIC CORP COM         Com              077853109    30749   503050 SH       SOLE                   400150            102900
CHUBB CORP                     Com              171232101    45284   670250 SH       SOLE                   534350            135900
COLUMBIA HCA HEALTHCARE CORP   Com              197677107    26128  1032225 SH       SOLE                   819925            212300
CONOCO INC - CLASS B           Com              208251405    34284  1337900 SH       SOLE                  1062900            275000
CROWN CORK & SEAL INC COM      Com              228255105    24083  1505200 SH       SOLE                  1199700            305500
DAIMLERCHRYSLER AG             Com              D1668R123    28969   442704 SH       SOLE                   352971             89733
DELUXE CORP                    Com              248019101    26044   982800 SH       SOLE                   780000            202800
DISNEY WALT CO DEL             Com              254687106      247     6000 SH       SOLE                     6000
DOW CHEM CO                    Com              260543103    29173   255900 SH       SOLE                   203100             52800
DU PONT E I DE NEMOUR          Com              263534109      212     4000 SH       SOLE                     4000
DUKE ENERGY CORP               Com              264399106    30030   572000 SH       SOLE                   454500            117500
EASTMAN KODAK CO               Com              277461109    26765   492800 SH       SOLE                   392500            100300
FIRST UNION CORP               Com              337358105    34400   923500 SH       SOLE                   734500            189000
GENERAL ELECTRIC CO            Com              369604103      467     3000 SH       SOLE                     3000
GENERAL MILLS INC              Com              370334104      203     5600 SH       SOLE                     5600
GENERAL MOTORS CORP            Com              370442105    40775   492375 SH       SOLE                   391275            101100
GOODYEAR TIRE & RUBBER         Com              382550101    24162  1036450 SH       SOLE                   823550            212900
HEINZ H J CO                   Com              423074103    27656   793000 SH       SOLE                   629800            163200
IBM                            Com              459200101    42132   357050 SH       SOLE                   283950             73100
INTERNATIONAL PAPER            Com              460146103    28707   671500 SH       SOLE                   533400            138100
NEWMONT MINING CORP            Com              651639106    30238  1347650 SH       SOLE                  1071350            276300
PHARMACIA & UPJOHN             Com              716941109    39027   655920 SH       SOLE                   520900            135020
RAYTHEON CO-CLASS A            Com              755111309    24708  1313363 SH       SOLE                  1036633            276730
SEARS ROEBUCK & CO             Com              812387108    27783   907200 SH       SOLE                   720800            186400
SUNOCO INC COM                 Com              86764P109    34191  1249000 SH       SOLE                   992400            256600
UNITED HEALTHCARE CORP         Com              910581107    33374   559725 SH       SOLE                   444425            115300
WEYERHAEUSER CO                Com              962166104    24623   431975 SH       SOLE                   342875             89100
XEROX CORP                     Com              984121103    34378  1322225 SH       SOLE                  1049025            273200